Share-based payments	12 Months Ended
Dec. 31, 2021
Share-based Payments
Share-based payments

8.	Share-based payments

2020 Earn-Out

As discussed in Note 1, the Company agreed to a potential additional equity payment to certain former shareholders of Fusion Fuel who became employees of and service providers to the Company. Under this arrangement, these persons are eligible to earn additional share-based payment awards of up to 1,137,000 Class A ordinary shares and 1,137,000 warrants to purchase Class A ordinary shares at an exercise price of $11.50.

As these awards are dependent on future service being provided to the Company, the Company considered them to be service awards under IFRS 2 and classified both the expected share and warrant awards in equity with a corresponding compensation expense in the income statement. The shares and warrants expected to be awarded were estimated and measured at grant-date fair value and attributed to the income statement on a straight-line basis from the period from grant to expiration on June 30, 2022. As the award contains non-market performance conditions, the number of awards expected to be earned is then remeasured at each balance sheet date to reflect management’s current expectations.

At December 31, 2021, management performed an assessment of the equity instruments expected to be issued as part of the earn-out. Management considered the likelihood of achievement of each of the three milestones as required by the earn-out agreement.

While the pipeline of potential hydrogen purchase agreements under active negotiations continued, no hydrogen purchase agreements have been formally entered into as of the date of approval of these financial statements, April 28, 2022, and, accordingly, management believe it was unlikely to meet the milestones necessary to earn any of these awards.

As a result, the full amount of the IFRS 2 charge relating to the 2020 Earn-Out has been reversed as no instruments are expected to be issued.

Following completion of the above assessment, the full amount of the IFRS 2 charge relating to the 2020 Earn-Out has been reversed in full as no ordinary shares or warrants are expected to be issued in respect of the Earn-Out.

On December 31, 2021, three of the four former shareholders of Fusion Welcome – Fuel, S.A surrendered their contingent rights under the 2020 Earn-Out. The rights of the fourth shareholder were not surrendered and their contingent right to receive its pro-rata percentage of the contingent consideration continues, nothwithstanding management’s assessment that no such awards will be earned.

As of December 31, 2021, there was no unrecognised share-based payment expense related to the earn-out.

2021 Equity Incentive Plan

On August 5, 2021, the Company’s Board of Directors adopted and approved the 2021 Equity Incentive Plan (the 2021 Plan), which authorized the Company to grant up to 1,000,000 ordinary shares in the form of incentive share options, non-qualified share options, share appreciation rights, restricted awards, performance share awards, cash awards and other share awards. The types of share-based awards, including the rights amount, terms, and exercisability provisions of grants are determined by the Company’s Board of Directors. The purpose of the 2021 Plan is to provide the Company with the flexibility to issue share-based awards as part of an overall compensation package to attract and retain qualified personnel.

Restricted Share Units (RSUs)

The Company granted 57,896 RSU’s to employees, directors and consultants during the year ended December 31, 2021. No RSU’s were granted by the Company during the years ended December 31, 2020 and 2019 respectively.

The table below shows the number of RSUs granted covering an equal number of the Company’s ordinary shares and the weighted-average grant date fair value of the RSUs granted:

	Number of RSUs	Weighted average Grant date fair value per share
RSUs outstanding December 31, 2020	—	—
Granted	57,896	$12.24
Vested (1)	(15,000)	$12.24
Forfeited	—	—
RSUs outstanding December 31, 2021	42,896	$12.24

(1)	No ordinary shares were issued in connection with the RSUs that vested during the year ended December 31, 2021.

The fair value of the RSUs is determined on the date of grant based on the market price of the Company’s ordinary shares on that date. The fair value of RSUs is expensed rateably over the vesting period, which is generally three years for employees and consultants. The RSUs granted to directors during the year had no vesting period so vested in full on the grant date. The total expense recognized related to the RSUs was €0.2 million for the year ended December 31, 2021 (2020: €nil ). Total unamortized compensation expense related to the RSUs was €0.4 million as of December 31, 2021, expected to be recognized over a remaining average vesting period of 2.44 years as of December 31, 2021.

Incentive shares

As part of their compensation package, the non-executive directors that were appointed in December 2020 were granted 5,000 shares for each year of service to the Company.

	Number of shares	Weighted average Grant date fair value per share
Incentive shares outstanding December 31, 2020	40,000	$23
Granted	—	$—
Vested	(10,000)	$—
Forfeited	—	$—
Incentive shares outstanding December 31, 2021	30,000	$23

The above shares vest at the discretion of the board of directors. The total expense recognised in 2021 for these shares was €0.3 million (2020: €0.04 million). As of December 31, 2021, there was no unrecognised share-based payment expense related to the incentive shares. The shares have been recorded at their fair value at December 31, 2021.

Reconciliation to statement of profit or loss

€’000	2021	2020
2020Earn-Out	(1,400)	1,400
2021 Equity Incentive Plan	228	$—
Incentive shares	331	$38
Share-based payment (credit)/ expense	(841)	$1,438